Common shares- Narrative (Details)			12 Months Ended
	Jun. 17, 2020 shares	Feb. 10, 2020 shares	Dec. 31, 2022 rig	Dec. 31, 2020 shares
Equity [Abstract]
RSU share issuance (in shares) | shares	149,462	149,462		149,462
Number of votes per common share | rig			1